Stockholders' Equity Common Stock (Details)	Dec. 31, 2016 vote shares	Sep. 30, 2016 vote	Dec. 31, 2015 shares
Class of Stock [Line Items]
Common Stock, Voting Rights, Number | vote	1
Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized | shares	2,010,000,000		2,010,000,000
Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized | shares	0		2,000,000,000
Common Stock, Voting Rights, Number | vote		1
Common Class B [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized | shares	0		10,000,000
Common Stock, Voting Rights, Number | vote		150